Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Trade and Other Payables
Note 16 – Trade and Other Payables

	As at December 31,
	2022	2021
	$ Thousands

Trade Payables	95,036	136,505
Accrued expenses and other payables	10,833	11,479
Government institutions	2,083	2,459
Employees and payroll institutions	14,491	11,625
Interest payable	4,472	5,213
Others	6,500	4,256
	133,415	171,537